Cover	6 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Roma Green Finance Limited
Entity Central Index Key	0001945240
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Flat 605, 6/F., Tai Tung Building,
Entity Address, Address Line Two	8 Fleming Road,
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	2529 6878
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Country Region	+1
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.